RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended					2 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended			19 Months Ended
	Mar. 24, 2015	Feb. 28, 2015	Feb. 24, 2015	Apr. 29, 2014	Apr. 16, 2014	Feb. 24, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006	Feb. 23, 2015	Feb. 13, 2015
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues (in shares)										10,000			1,000,000
Related Party Transaction, Expenses from Transactions with Related Party							$ 75,000	$ 75,000		$ 300,000	$ 0
Debt Conversion, Converted Instrument, Shares Issued														42,250
Proceeds from Related Party Debt										$ 2,727,000
Percentage Of Outstanding Shares Of Voting Stock										50.00%
Conversion of Stock, Shares Converted										37,500
Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued											112,782
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted							222,792
Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt							$ 100,000
Debt Conversion, Original Debt, Amount							$ 845,000
Debt Conversion, Converted Instrument, Warrants or Options Issued							42,250
Warrants Issued To Purchase Common Stock Exercise Price							$ 20.00
Aggregate Loan of Family Members of George Schmitt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							5,310
Aggregate Loan of Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							845,000
Other Related Party [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted							59,150
MB Technology Holdings LLC [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent									24.00%	24.00%
Stock Issued During Period, Shares, New Issues (in shares)			399,114
Related Party Transaction, Expenses from Transactions with Related Party				$ 25,000			$ 25,000
Debt Instrument, Convertible, Conversion Price			$ 4.40			$ 4.40
Repayments of Related Party Debt										$ 280,000
Due to Affiliate							264,000		$ 931,000	931,000
Proceeds from Related Party Debt							0
Payments for Fees										225,000
Due to Related Parties									75,000	$ 75,000
Distribution Fees						$ 700,000	$ 90,000		109,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage							3.00%			3.00%
Percentage Of Distribution Fees					3.00%
Percentage Of Outstanding Shares Of Voting Stock							32.09%
MB Technology Holdings LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Due to Related Parties									809,000	$ 809,000
MB Technology Holdings LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Distribution Fees		$ 700,000
Percentage Of Distribution Fees		3.00%
MB Technology Holdings LLC [Member] | Payroll [Member]
Related Party Transaction [Line Items]
Due to Related Parties									$ 50,000	50,000
Mooers Branton & Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party										0	$ 720,000	$ 80,000
Walnut Hill Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party											179,000
Haxtun Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party											$ 301,000
George Schmitt [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 40,000						$ 245,000			$ 245,000
George Schmitt [Member] | Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount							$ 145,000
Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Converted							845,000
Family Members of George Schmitt [Member] | Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount							$ 700,000